Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Mortgage Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — 109.1%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.719%	9/25/35	$69,980	$60,384 (b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	4.604%	10/25/35	85,716	76,161 (b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	4.293%	3/25/36	168,292	38,909 (b)
Aegis Asset-Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	4.528%	8/25/35	3,460,000	3,071,308 (b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%)	1.207%	6/25/35	719,987	39,910 (b)
Alternative Loan Trust, 2005-14 3A1	3.495%	5/25/35	75,915	60,194 (b)
Alternative Loan Trust, 2005-36 4A1	4.200%	8/25/35	101,248	95,446 (b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%)	4.293%	10/25/35	353,788	195,830 (b)
Alternative Loan Trust, 2006-HY10 1A1	3.922%	5/25/36	103,682	95,105 (b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	70,645	26,147
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	12,371	12,366
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	13.228%	9/25/37	353,225	295,454 (b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.153%	6/25/47	522,968	478,752 (b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.219%	1/25/36	513,403	321,543 (b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	4.593%	3/25/47	12,735,445	82,982 (b)(c)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	4.693%	7/25/46	1,692,098	315,150 (b)(c)(d)
AMSR Trust, 2026-SFR1 F1	3.775%	4/17/31	900,000	772,054
AMSR Trust, 2026-SFR1 F2	3.775%	4/17/31	250,000	201,738
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	1,930,000	1,923,111 (c)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.668%	2/27/37	2,054,898	1,881,117 (b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	4.692%	12/20/34	110,710	100,275 (b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	24,945	23,561 (b)
Banc of America Funding Trust, 2006-F 1A1	5.950%	7/20/36	23,111	23,422 (b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	3.736%	9/26/45	2,696,676	1,921,387 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	4.693%	3/25/37	1,247,905	1,251,524 (b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	4.943%	3/25/37	565,381	570,963 (b)(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.414%	11/25/35	106,474	66,119 (b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.249%	9/25/34	6,330	6,417 (b)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	1,460,000	1,484,259 (c)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/1/36	122,368	9,971
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	1.707%	6/25/35	5,371,071	521,559 (b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	3.923%	4/25/47	38,029	38,769 (b)(d)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR + 19.210%)	9.094%	10/25/35	7,982	4,950 (b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 1A1 (12 mo. Term SOFR + 2.465%)	6.449%	2/20/36	58,369	55,281 (b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	42,291,212	374,311 (b)(d)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.898%	9/25/37	2,399,912	1,698,011 (b)(c)
Citigroup Mortgage Loan Trust, 2004-UST1 A2	5.209%	8/25/34	4,561	4,397 (b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.983%	7/25/36	131,795	81,468 (b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,219,369	2,314,841 (c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Citigroup Mortgage Loan Trust, 2021-J2 A4I2, IO	0.180%	7/25/51	$30,174,178	$295,103 (b)(d)
Citigroup Mortgage Loan Trust, 2021-J2 AIOS, IO	0.080%	7/25/51	61,921,596	291,032 (b)(c)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	4.893%	5/25/47	211,077	194,567 (b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	4.233%	9/25/36	3,361,465	106,965 (b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	178,102	89,641
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	9.100%	7/27/36	129,838	113,704 (b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	4.068%	10/27/36	2,301,842	1,829,146 (b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.339%	8/27/36	2,759,437	2,351,173 (b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.983%	7/25/57	2,880,839	1,139,519 (b)(c)(d)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	24,521,196	718,361 (b)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	4.067%	2/15/34	6,021	5,873 (b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	9,826	4,201 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	5.110%	4/15/36	23,758	1,918 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	7.982%	4/15/36	22,712	2,875 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	4.513%	4/15/36	33,214	4,454 (b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	4.185%	4/15/36	118,023	14,582 (b)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	830,659	842,468 (c)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	8.862%	9/26/33	1,290,000	1,363,230 (b)(c)(d)
Easy Street Mortgage Loan Trust, 2025-RTL1 A2	8.299%	5/25/40	1,010,000	1,020,833 (c)(d)
Easy Street Mortgage Loan Trust, 2025-RTL2 A2	7.164%	10/25/40	2,250,000	2,250,497 (c)(d)
FARM Mortgage Trust, 2021-1 B	3.228%	7/25/51	1,393,694	1,068,650 (b)(d)
FARM Mortgage Trust, 2024-2 B	5.565%	8/1/54	900,351	792,537 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	634,336	126,633
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	3,261,841	571,354
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	8.576%	2/25/50	1,166,729	1,282,934 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.162%	1/25/34	1,200,000	1,465,116 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	10.662%	12/25/41	1,650,000	1,702,514 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	11,947,137	1,829,814 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.520%	9/25/55	18,890,980	2,214,716 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	118,811,635	482,850 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.612%	11/25/57	3,366,411	1,276,541 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	2.205%	8/25/57	3,266,265	955,508 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	620,938	605,996 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	4.417%	8/25/59	3,989,785	2,126,480 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	$1,134,149	$1,110,157 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	6.934%	3/25/61	1,641,670	1,017,447 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,248,953 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	1,540,000	1,353,605 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.107%	9/25/47	736,970	540,950 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2018-SPI4 B	4.512%	11/25/48	3,653,986	2,767,987 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	11.526%	9/25/48	2,000,000	2,277,893 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.526%	5/25/43	5,344,432	6,270,945 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	14.276%	2/25/47	3,530,000	4,271,948 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.126%	1/25/48	1,855,000	2,191,543 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR2 B2 (30 Day Average SOFR + 7.514%)	11.176%	11/25/48	1,270,000	1,479,805 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	8.582%	9/25/47	1,200,000	1,302,785 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	8.776%	11/25/47	1,250,000	1,377,237 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.276%	9/25/49	1,680,000	1,867,464 (b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Whole Loan Securities Trust, 2015-SC01 B	3.863%	5/25/45	2,064,505	1,366,639 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	15.739%	8/25/28	0	0 (c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	15.526%	10/25/28	1,915,638	1,929,250 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	13.026%	4/25/29	3,479,085	3,612,036 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.026%	1/25/40	1,500,000	1,520,988 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.662%	10/25/41	1,320,000	1,347,563 (b)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B2 (30 Day Average SOFR + 6.200%)	9.862%	11/25/41	1,500,000	1,534,865 (b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.502%	8/25/35	173,112	142,633 (b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	64,242	15,923
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,276,498	267,270
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.377%	9/20/54	2,715,032	223,506 (b)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	10/20/55	1,386,226	134,237 (b)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	12/20/55	$1,566,844	$159,656 (b)
Government National Mortgage Association (GNMA), 2026-5 SM, IO (-1.000 x 30 Day Average SOFR + 5.700%)	2.027%	12/20/55	3,084,309	226,218 (b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.140%	3/20/27	7,068	718 (b)(d)
GS Mortgage-Backed Securities Trust, 2021-GR2 AIOS, IO	0.190%	2/25/52	61,699,364	672,202 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2021-PJ2 AIOS, IO	0.220%	7/25/51	56,512,144	739,326 (b)(c)(d)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.068%	5/25/62	1,497,292	1,302,184 (b)(c)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	179,985	159,231 (d)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	9.662%	10/25/33	1,000,000	1,075,058 (b)(c)(d)
Home Re Ltd., 2026-1 M2 (30 Day Average SOFR + 3.200%)	6.862%	1/25/36	2,700,000	2,726,313 (b)(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.979%	1/25/37	52,006	40,062 (b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	4.513%	10/25/34	15,405	15,327 (b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.659%	1/25/36	55,915	43,942 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.407%	1/25/35	20,680	19,034 (b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.844%	9/25/35	29,163	23,695 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	4.413%	10/25/36	1,483,543	588,444 (b)(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.925%	5/25/36	90,072	84,681 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.417%	6/25/36	180,960	157,388 (b)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.279%	6/25/36	195,994	146,426 (b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	4.108%	3/25/37	154,546	136,787 (b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	8,505	8,311
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	3,919	3,891
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.331%	5/25/54	19,263,388	385,878 (b)(d)
Legacy Mortgage Asset Trust, 2021-GS3 A2	7.250%	7/25/61	1,852,795	1,855,302 (c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	1.607%	7/25/36	3,962,696	385,014 (b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	4.123%	6/25/37	2,577,474	390,606 (b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	4.133%	12/25/36	252,086	249,874 (b)(c)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	760,000	763,523 (c)(d)
LHOME Mortgage Trust, 2024-RTL5 M2	8.180%	9/25/39	1,500,000	1,505,769 (b)(c)(d)
LHOME Mortgage Trust, 2026-RTL1 M1	5.993%	1/25/41	580,000	573,855 (b)(d)
LHOME Mortgage Trust, 2026-RTL1 M2	7.694%	1/25/41	340,000	338,542 (b)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	6.170%	10/25/34	2,335	2,302 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.003%	4/25/46	81,618	77,042 (b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	34,639	24,707 (d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	4.342%	3/25/36	275,750	126,390 (b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	3.933%	6/25/36	180,871	34,799 (b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. Term SOFR + 0.574%)	4.253%	2/25/37	1,269,983	240,343 (b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.500%	11/25/37	420,815	367,965 (b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (12 mo. Moving Treasury Average + 0.710%)	3.988%	12/27/46	625,237	574,546 (b)(c)(d)
New Residential Mortgage Loan Trust, 2017-1A B6	5.282%	2/25/57	2,053,441	1,914,637 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
New Residential Mortgage Loan Trust, 2018-1A B6	5.590%	12/25/57	$1,926,361	$1,652,154 (b)(d)
New Residential Mortgage Loan Trust, 2019-4A B6	4.472%	12/25/58	2,110,782	1,399,215 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	13,377,712	183,455 (b)(c)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	5.091%	9/25/59	1,608,000	1,509,935 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M1	9.298%	3/25/39	380,000	380,638 (b)(c)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 M2	9.298%	3/25/39	870,000	870,586 (b)(c)(d)
PRKCM Trust, 2023-AFC1 M1	7.264%	2/25/58	1,480,000	1,475,596 (b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.776%	9/25/58	1,220,000	1,221,217 (b)(c)(d)
PRKCM Trust, 2024-AFC1 B2	8.223%	3/25/59	1,450,000	1,457,861 (b)(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	4.333%	8/25/31	397,306	379,547 (b)
PRPM LLC, 2025-RCF3 M1B	5.250%	7/25/55	1,000,000	981,014 (b)(c)(d)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.293%	3/25/37	1,387,919	1,148,597 (b)(c)
RALI Trust, 2005-QA3 CB4	3.991%	3/25/35	682,694	316,909 (b)
RALI Trust, 2006-QA1 A11	4.967%	1/25/36	183,903	133,698 (b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	4.153%	5/25/36	99,556	91,984 (b)(c)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	4.233%	2/25/46	165,246	27,190 (b)(c)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	5.418%	4/25/34	731,999	668,283 (b)(c)
Redwood Funding Trust, 2025-2 A	7.112%	10/25/55	1,011,429	1,017,105 (d)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	801,071	808,682 (d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,941	241,280 (c)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,426,240	542,659 (c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	170,004	81,441 (c)
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	1.607%	9/25/36	1,540,154	101,783 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,770,000	1,763,099 (c)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,300,941 (b)(c)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	2,700,000	1,899,706 (b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.648%	12/25/34	111,675	101,600 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.990%	3/25/35	76,969	64,700 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.423%	4/25/35	24,773	22,477 (b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	7.543%	9/25/34	297,405	233,963 (b)(c)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	800,000	802,295 (b)(c)(d)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	640,000	641,717 (b)(c)(d)
UWM Mortgage Trust, 2021-1 AX4, IO	0.250%	6/25/51	21,767,173	255,505 (b)(d)
Verus Securitization Trust, 2023-3 B1	7.666%	3/25/68	1,200,000	1,196,406 (b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.019%	5/25/68	1,170,000	1,169,037 (b)(c)(d)
Verus Securitization Trust, 2023-5 B1	7.970%	6/25/68	1,200,000	1,201,684 (b)(c)(d)
Verus Securitization Trust, 2023-7 B1	7.898%	10/25/68	1,960,000	1,979,907 (b)(c)(d)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,750,000	1,764,390 (b)(c)(d)
Verus Securitization Trust, 2025-R1 B1	6.400%	5/25/65	1,450,000	1,438,638 (b)(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	6.710%	10/20/35	3,506	3,450 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	9.376%	10/25/35	80,540	79,844 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%)	8.118%	11/25/35	32,648	30,084 (b)(c)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Residential Mortgage-Backed Securities(a) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%)	4.693%	11/25/35	$56,604	$51,394 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	4.588%	1/25/45	1,166,950	1,071,087 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	4.773%	10/25/45	51,722	50,132 (b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	3.993%	12/25/36	215,509	107,656 (b)(c)

Total Residential Mortgage-Backed Securities (Cost — $136,405,502)				142,971,089
Commercial Mortgage-Backed Securities(a) — 48.1%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.089%	9/15/34	3,430,000	3,363,869 (b)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.797%	9/15/34	320,000	311,186 (b)(d)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.020%	12/15/36	1,388,311	1,314,626 (b)(d)
BANK, 2021-BN35 H	1.662%	6/15/64	1,860,000	751,004 (b)(d)
BANK, 2021-BN35 K	1.662%	6/15/64	4,703,147	1,784,961 (b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	1,022,354 (d)
BF Mortgage Trust, 2019-NYT E (1 mo. Term SOFR + 2.797%)	6.470%	12/15/35	1,440,000	1,303,207 (b)(d)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.312%	11/15/41	1,170,000	1,173,599 (b)(d)
BRES Commercial Mortgage Trust, 2025-ATCAP F (1 mo. Term SOFR + 5.189%)	8.861%	11/15/42	2,000,000	1,997,159 (b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.287%	8/15/38	3,013,097	605,858 (b)(d)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	1,500,000	1,276,964 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.619%	4/15/34	2,000,000	1,968,711 (b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.778%	2/15/39	805,000	805,049 (b)(d)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.360%	5/15/34	1,174,537	1,177,422 (b)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.363%	4/15/40	1,133,303	1,135,396 (b)(d)
BX Commercial Mortgage Trust, 2026-VLT9 E (1 mo. Term SOFR + 4.250%)	7.923%	3/15/45	750,000	743,877 (b)(d)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.044%	7/15/32	1,620,000	1,616,860 (b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	1,509,000	1,458,278 (b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.037%	7/15/38	1,500,000	110 (b)(d)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.273%	10/15/42	330,000	331,230 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.512%	9/25/43	2,200,000	2,559,326 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	11.412%	1/25/51	950,000	1,049,963 (b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.069%	7/25/31	539,301	497,949 (b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.141%	2/25/38	1,025,463	627,245 (b)(d)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.169%	4/16/62	6,387,335	511,079 (b)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.613%	10/15/42	2,000,000	1,993,062 (b)(d)
GS Mortgage Securities Corp., 2024-70P HRR	9.333%	3/10/41	4,420,000	4,430,649 (b)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.420%	11/15/32	2,500,000	2,491,345 (b)(d)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	10,216	10,017
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.110%	10/15/41	1,388,904	1,394,308 (b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	10.900%	7/15/39	1,600,000	1,617,615 (b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	7.740%	8/15/38	1,299,330	1,283,826 (b)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Mortgage-Backed Securities(a) — continued
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	6.594%	10/16/36	$2,000,000	$1,973,572 (b)(d)
MLTI Trust, 2026-SF75 F (1 mo. Term SOFR + 4.000%)	7.673%	3/15/31	1,500,000	1,499,708 (b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	12.526%	10/25/49	2,500,000	2,554,635 (b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.276%	3/25/50	1,500,000	1,555,215 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	500,000	327,893 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	950,000	364,122 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.280%	1/15/39	3,500,000	2,373,644 (b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	8.866%	3/15/35	421,043	421,944 (b)(d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	600,000	606,049 (b)(d)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	1,400,000	1,403,730 (b)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	1,600,000	1,669,158 (d)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. Term SOFR + 3.014%)	6.687%	5/15/38	1,500,000	1,484,019 (b)(d)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.173%	2/15/39	1,820,770	1,699,720 (b)(d)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	1,000,000	732,599 (b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	2,200,000	1,784,881 (b)(d)

Total Commercial Mortgage-Backed Securities (Cost — $68,840,337)				63,058,993
			Face Amount/ Units
Asset-Backed Securities — 18.5%
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/38	$560,000	547,626 (b)(c)(d)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	670,000	681,001 (d)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.068%	4/20/36	640,000	628,639 (b)(c)(d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.418%	1/20/38	290,000	283,073 (b)(c)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	500,000	449,801 (b)(c)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	510,000	505,761 (b)(c)(d)
Clover CLO LLC, 2021-3A ER (3 mo. Term SOFR + 4.900%)	8.568%	1/25/35	720,000	671,246 (b)(c)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.168%	7/25/36	500,000	499,875 (b)(c)(d)
Conseco Finance Corp., 1999-4 A8	7.700%	5/1/31	4,566,977	1,143,910 (b)
Conseco Finance Corp., 1999-4 A9	7.020%	5/1/31	10,152,450	2,353,377 (b)
DRB Prime Student Loan Trust, 2017-A R	41.212%	5/27/42	429	707,545 (d)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.248%	1/25/38	500,000	478,907 (b)(c)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	8.518%	1/25/38	850,000	809,846 (b)(c)(d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	630,000	583,927 (b)(c)(d)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,429,424	1,408,922 (c)(d)
Huntington Bank Auto Credit-Linked Notes, 2025-2 D (30 Day Average SOFR + 3.250%)	6.923%	9/20/33	548,146	536,140 (b)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/35	280,000	277,501 (b)(c)(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	578,953	347,746 (d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	604,714	458,052 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	804,485	783,924 (d)
MetroNet Infrastructure Issuer LLC, 2025-2A C	7.830%	8/20/55	670,000	681,025 (d)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.070%	10/18/35	600,000	596,068 (b)(c)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.819%	3/29/38	$5,942,187	$442,063 (b)(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. Term SOFR + 0.474%)	4.153%	1/26/32	1,409,126	1,337,143 (b)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	1,054,623 (d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	260,000	257,857 (b)(c)(d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	657,527	661,176 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	600,000	513,399 (b)(c)(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	12/10/26	2,191,561	22
Renew Financial, 2024-2A B	8.223%	11/20/60	828,638	830,138 (d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	520,000	504,979 (b)(c)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,020,000	1,039,057 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	265,708	271,553 (d)
Stonepeak, 2021-1A B	3.821%	2/28/33	515,846	506,577 (d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	750,653	671,754 (d)
Whitebox CLO Ltd., 2025-5A E (3 mo. Term SOFR + 5.250%)	8.918%	7/20/38	690,000	676,117 (b)(c)(d)

Total Asset-Backed Securities (Cost — $26,077,347)				24,200,370
			Shares
Preferred Stocks — 3.1%
Financials — 3.1%
Mortgage Real Estate Investment Trusts (REITs) — 3.1%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		52,953	1,285,169 (b)
Chimera Investment Corp., Non Voting Shares	8.000%		31,752	650,281
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		31,276	616,763 (b)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		70,049	1,482,937 (b)

Total Preferred Stocks (Cost — $4,280,519)				4,035,150
		Maturity Date	Face Amount
Corporate Bonds & Notes — 3.2%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,050,000	958,125 (d)

Financials — 1.9%
Insurance — 0.6%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	800,000	749,158 (b)(d)(f)
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	400,000	393,271 (d)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,430,000	1,323,203 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				1,716,474

Total Financials				2,465,632
Health Care — 0.5%
Health Care Providers & Services — 0.5%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	710,000	683,494 (d)
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset Mortgage Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	$130,000	$137,785 (d)

Total Corporate Bonds & Notes (Cost — $4,162,091)				4,245,036
Senior Loans — 1.1%
Financials — 0.8%
Financial Services — 0.8%
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	8.931%	6/16/28	965,190	951,918 (b)(g)(h)

Real Estate — 0.3%
Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	1/31/30	423,750	425,869 (b)(g)(h)(i)

Total Senior Loans (Cost — $1,376,956)				1,377,787
Total Investments before Short-Term Investments (Cost — $241,142,752)				239,888,425

Short-Term Investments — 3.8%
Goldman Sachs & Co. repurchase agreement dated 3/31/26; Proceeds at maturity— $5,000,501; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value—$5,093,354) (Cost — $5,000,000)	3.610%	4/1/26	5,000,000	5,000,000
Total Investments — 186.9% (Cost — $246,142,752)				244,888,425
Liabilities in Excess of Other Assets — (86.9)%				(113,879,961)
Total Net Assets — 100.0%				$131,008,464

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Rate shown is the current yield based on income received over the trailing twelve months.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Opportunity Fund Inc.
At March 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Nomura Securities Inc.	5.684%	1/15/2026	4/13/2026	$113,921,000	Residential Mortgage-Backed Securities Asset-Backed Securities	$122,425,873 9,842,366
Nomura Securities Inc.	5.684%	1/30/2026	4/13/2026	2,383,000	Residential Mortgage-Backed Securities	2,729,915
				$116,304,000		$134,998,154

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	44	6/26	$5,175,600	$5,010,500	$165,100
U.S. Treasury Ultra 10-Year Notes	79	6/26	9,128,048	8,967,735	160,313
U.S. Treasury Ultra Long-Term Bonds	20	6/26	2,394,028	2,331,250	62,778
Net unrealized appreciation on open futures contracts					$388,191
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$142,971,089	—	$142,971,089
Commercial Mortgage-Backed Securities	—	63,058,993	—	63,058,993
Asset-Backed Securities	—	24,200,370	—	24,200,370
Corporate Bonds & Notes	—	4,245,036	—	4,245,036
Preferred Stocks	$4,035,150	—	—	4,035,150
Senior Loans:
Financials	—	951,918	—	951,918
Real Estate	—	—	$425,869	425,869
Total Long-Term Investments	4,035,150	235,427,406	425,869	239,888,425
Short-Term Investments†	—	5,000,000	—	5,000,000
Total Investments	$4,035,150	$240,427,406	$425,869	$244,888,425
Other Financial Instruments:
Futures Contracts††	$388,191	—	—	$388,191
Total	$4,423,341	$240,427,406	$425,869	$245,276,616

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$828,977	$10,161,260	10,161,260	$10,990,237	10,990,237

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,765	—	—

Western Asset Mortgage Opportunity Fund Inc. 2026 Quarterly Report